Accounting Policies Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Jan. 31, 2015	Jan. 31, 2014	Jan. 31, 2013	Jan. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Amounts Due from Banks	$ 2,900,000,000	$ 1,600,000,000
Restricted Cash and Cash Equivalents	345,000,000	654,000,000
Cash and cash equivalents	9,135,000,000	7,281,000,000	7,781,000,000	6,550,000,000
Cash Held in Foreign Countries	6,300,000,000	5,800,000,000
Nonrepatriable Cash and Cash Equivalents	1,700,000,000	1,900,000,000
Financing Receivable, Net	1,200,000,000	1,300,000,000
Financing Receivable, Allowance for Credit Losses	114,000,000	119,000,000
Depreciation and Amortization of Property, Plant and Equipment	9,100,000,000	8,800,000,000	8,400,000,000
Capitalized Interest on Construction Projects	59,000,000	78,000,000	74,000,000
General Liability Self Insurance Limits	15,000,000
Worker's Compensation Self Insurance Limits	5,000,000
Advertising Expense	2,400,000,000	2,400,000,000	2,300,000,000
Pre-Opening Costs	$ 317,000,000	$ 338,000,000	$ 316,000,000